Distribution Date:	10/20/25	UBS Commercial Mortgage Trust 2018-C11
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2018-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			Valerie Nichols	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276XAQ8	3.211200%	26,419,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276XAR6	3.992700%	75,257,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276XAS4	4.118600%	30,948,000.00	15,982,678.29	635,036.68	54,855.22	0.00	0.00	689,891.90	15,347,641.61	37.54%	30.00%
A-3	90276XAT2	4.312400%	57,478,000.00	2,765,885.97	12,038.95	9,939.67	0.00	0.00	21,978.62	2,753,847.02	37.54%	30.00%
A-4	90276XAU9	3.977200%	162,000,000.00	162,000,000.00	0.00	536,922.00	0.00	0.00	536,922.00	162,000,000.00	37.54%	30.00%
A-5	90276XAV7	4.241100%	210,569,000.00	210,569,000.00	0.00	744,203.49	0.00	0.00	744,203.49	210,569,000.00	37.54%	30.00%
A-S	90276XAY1	4.491700%	78,372,000.00	78,372,000.00	0.00	293,352.93	0.00	0.00	293,352.93	78,372,000.00	25.01%	20.25%
B	90276XAZ8	4.712900%	35,167,000.00	35,167,000.00	0.00	138,115.46	0.00	0.00	138,115.46	35,167,000.00	19.39%	15.88%
C	90276XBA2	4.875272%	33,157,000.00	33,157,000.00	0.00	134,707.84	0.00	0.00	134,707.84	33,157,000.00	14.09%	11.75%
D	90276XAC9	3.000000%	35,758,000.00	35,758,000.00	0.00	89,395.00	0.00	0.00	89,395.00	35,758,000.00	8.38%	7.30%
E-RR	90276XAF2	4.875272%	18,500,000.00	18,500,000.00	0.00	75,160.45	0.00	0.00	75,160.45	18,500,000.00	5.42%	5.00%
F-RR	90276XAH8	4.875272%	10,047,000.00	10,047,000.00	0.00	40,818.22	0.00	0.00	40,818.22	10,047,000.00	3.81%	3.75%
NR-RR*	90276XAK1	4.875272%	30,144,085.00	23,840,516.04	0.00	76,208.97	0.00	0.00	76,208.97	23,840,516.04	0.00%	0.00%
Z	90276XAL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276XAN5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			803,816,085.00	626,159,080.30	647,075.63	2,193,679.25	0.00	0.00	2,840,754.88	625,512,004.67

X-A	90276XAW5	0.747923%	562,671,000.00	391,317,564.26	0.00	243,896.09	0.00	0.00	243,896.09	390,670,488.63
X-B	90276XAX3	0.243848%	146,696,000.00	146,696,000.00	0.00	29,809.58	0.00	0.00	29,809.58	146,696,000.00
X-D	90276XAA3	1.875272%	35,758,000.00	35,758,000.00	0.00	55,879.99	0.00	0.00	55,879.99	35,758,000.00
Notional SubTotal			745,125,000.00	573,771,564.26	0.00	329,585.66	0.00	0.00	329,585.66	573,124,488.63

Deal Distribution Total					647,075.63	2,523,264.91	0.00	0.00	3,170,340.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276XAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276XAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276XAS4	516.43654808	20.51947396	1.77249645	0.00000000	0.00000000	0.00000000	0.00000000	22.29197040	495.91707412
A-3	90276XAT2	48.12077612	0.20945318	0.17292999	0.00000000	0.00000000	0.00000000	0.00000000	0.38238317	47.91132294
A-4	90276XAU9	1,000.00000000	0.00000000	3.31433333	0.00000000	0.00000000	0.00000000	0.00000000	3.31433333	1,000.00000000
A-5	90276XAV7	1,000.00000000	0.00000000	3.53425001	0.00000000	0.00000000	0.00000000	0.00000000	3.53425001	1,000.00000000
A-S	90276XAY1	1,000.00000000	0.00000000	3.74308337	0.00000000	0.00000000	0.00000000	0.00000000	3.74308337	1,000.00000000
B	90276XAZ8	1,000.00000000	0.00000000	3.92741661	0.00000000	0.00000000	0.00000000	0.00000000	3.92741661	1,000.00000000
C	90276XBA2	1,000.00000000	0.00000000	4.06272703	0.00000000	0.00000000	0.00000000	0.00000000	4.06272703	1,000.00000000
D	90276XAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	90276XAF2	1,000.00000000	0.00000000	4.06272703	0.00000000	0.00000000	0.00000000	0.00000000	4.06272703	1,000.00000000
F-RR	90276XAH8	1,000.00000000	0.00000000	4.06272718	0.00000000	0.00000000	0.00000000	0.00000000	4.06272718	1,000.00000000
NR-RR	90276XAK1	790.88537735	0.00000000	2.52815668	0.68499475	26.66716571	0.00000000	0.00000000	2.52815668	790.88537735
Z	90276XAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276XAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276XAW5	695.46424866	0.00000000	0.43346128	0.00000000	0.00000000	0.00000000	0.00000000	0.43346128	694.31424159
X-B	90276XAX3	1,000.00000000	0.00000000	0.20320650	0.00000000	0.00000000	0.00000000	0.00000000	0.20320650	1,000.00000000
X-D	90276XAA3	1,000.00000000	0.00000000	1.56272694	0.00000000	0.00000000	0.00000000	0.00000000	1.56272694	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	54,855.22	0.00	54,855.22	0.00	0.00	0.00	54,855.22	0.00
A-3	09/01/25 - 09/30/25	30	0.00	9,939.67	0.00	9,939.67	0.00	0.00	0.00	9,939.67	0.00
A-4	09/01/25 - 09/30/25	30	0.00	536,922.00	0.00	536,922.00	0.00	0.00	0.00	536,922.00	0.00
A-5	09/01/25 - 09/30/25	30	0.00	744,203.49	0.00	744,203.49	0.00	0.00	0.00	744,203.49	0.00
X-A	09/01/25 - 09/30/25	30	0.00	243,896.09	0.00	243,896.09	0.00	0.00	0.00	243,896.09	0.00
X-B	09/01/25 - 09/30/25	30	0.00	29,809.58	0.00	29,809.58	0.00	0.00	0.00	29,809.58	0.00
A-S	09/01/25 - 09/30/25	30	0.00	293,352.93	0.00	293,352.93	0.00	0.00	0.00	293,352.93	0.00
B	09/01/25 - 09/30/25	30	0.00	138,115.46	0.00	138,115.46	0.00	0.00	0.00	138,115.46	0.00
C	09/01/25 - 09/30/25	30	0.00	134,707.84	0.00	134,707.84	0.00	0.00	0.00	134,707.84	0.00
X-D	09/01/25 - 09/30/25	30	0.00	55,879.99	0.00	55,879.99	0.00	0.00	0.00	55,879.99	0.00
D	09/01/25 - 09/30/25	30	0.00	89,395.00	0.00	89,395.00	0.00	0.00	0.00	89,395.00	0.00
E-RR	09/01/25 - 09/30/25	30	0.00	75,160.45	0.00	75,160.45	0.00	0.00	0.00	75,160.45	0.00
F-RR	09/01/25 - 09/30/25	30	0.00	40,818.22	0.00	40,818.22	0.00	0.00	0.00	40,818.22	0.00
NR-RR	09/01/25 - 09/30/25	30	780,039.68	96,857.51	0.00	96,857.51	20,648.54	0.00	0.00	76,208.97	803,857.31
Totals			780,039.68	2,543,913.45	0.00	2,543,913.45	20,648.54	0.00	0.00	2,523,264.91	803,857.31

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	Additional Information
Total Available Distribution Amount (1)	3,170,340.54
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,551,819.08	Master Servicing Fee	1,977.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,544.87
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	260.90
ARD Interest	0.00	Operating Advisor Fee	939.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	182.63
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,551,819.08	Total Fees	7,905.63

Principal		Expenses/Reimbursements
Scheduled Principal	607,953.82	Reimbursement for Interest on Advances	288.07
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,330.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,030.13
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	39,121.81	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	647,075.63	Total Expenses/Reimbursements	20,648.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,523,264.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	647,075.63
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,170,340.54
Total Funds Collected	3,198,894.71	Total Funds Distributed	3,198,894.71

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	626,159,080.30	626,159,080.30	Beginning Certificate Balance	626,159,080.30
(-) Scheduled Principal Collections	607,953.82	607,953.82	(-) Principal Distributions	647,075.63
(-) Unscheduled Principal Collections	39,121.81	39,121.81	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	625,512,004.67	625,512,004.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	637,151,613.75	637,151,613.75	Ending Certificate Balance	625,512,004.67
Ending Actual Collateral Balance	625,540,428.79	625,540,428.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	55,541,883.68	8.88%	31	5.3667	NAP	Defeased	6	55,541,883.68	8.88%	31	5.3667	NAP
5,000,000 or less	6	24,809,235.73	3.97%	30	4.5818	2.315574	1.40 or less	8	118,309,469.03	18.91%	22	5.2701	0.984726
5,000,001 to 10,000,000	11	87,104,785.23	13.93%	30	5.0568	1.752147	1.41 to 1.50	2	44,709,048.81	7.15%	31	5.0659	1.490000
10,000,001 to 15,000,000	9	115,740,612.70	18.50%	28	4.9197	2.060330	1.51 to 1.60	2	22,814,022.38	3.65%	32	5.3532	1.585348
15,000,001 to 20,000,000	6	105,264,822.45	16.83%	15	4.8395	1.992411	1.61 to 1.70	2	24,546,903.40	3.92%	32	4.9890	1.621325
20,000,001 to 25,000,000	3	64,621,045.90	10.33%	30	5.2137	1.349950	1.71 to 1.80	1	6,563,036.64	1.05%	32	5.3130	1.790000
25,000,001 to 30,000,000	4	105,875,916.21	16.93%	17	4.4467	2.403167	1.81 to 1.90	3	38,250,000.00	6.11%	31	4.8986	1.847451
30,000,001 to 35,000,000	2	66,553,702.77	10.64%	32	4.8101	3.142745	1.91 to 2.00	2	47,974,180.58	7.67%	29	4.9962	1.974265
35,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	43,942,079.10	7.02%	32	4.7400	2.141764
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	7	51,258,894.89	8.19%	29	4.4723	2.360781
Totals	47	625,512,004.67	100.00%	25	4.8902	2.081350	2.51 or greater	10	171,602,486.16	27.43%	17	4.4683	3.250303
							Totals	47	625,512,004.67	100.00%	25	4.8902	2.081350
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	55,541,883.68	8.88%	31	5.3667	NAP	Wisconsin	1	2,458,151.90	0.39%	31	4.5410	0.830000
Alabama	1	5,595,129.60	0.89%	31	4.3150	2.530000	Totals	82	625,512,004.67	100.00%	25	4.8902	2.081350
Arizona	5	13,820,963.96	2.21%	32	5.0429	2.110965
									Property Type³
California	7	51,614,549.71	8.25%	32	5.1080	1.618648
Colorado	1	543,876.88	0.09%	31	4.5410	0.830000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	7	59,778,628.46	9.56%	30	5.0940	2.574760		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	4	2,389,632.08	0.38%	31	4.5410	0.830000	Defeased	8	55,541,883.68	8.88%	31	5.3667	NAP
Illinois	4	11,061,186.43	1.77%	31	5.5442	0.821483	Industrial	2	5,904,097.60	0.94%	31	4.3150	2.530000
Indiana	2	8,980,691.25	1.44%	30	4.6826	2.059304	Lodging	7	92,575,893.40	14.80%	30	5.3525	2.102043
Iowa	1	11,239,177.26	1.80%	32	5.4150	2.690000	Mixed Use	3	39,650,000.00	6.34%	15	5.3175	1.440328
Kentucky	2	11,126,425.30	1.78%	29	5.2539	1.244039	Office	38	211,173,223.84	33.76%	32	4.9608	1.805240
Maryland	1	14,200,538.26	2.27%	32	4.7600	2.310000	Other	1	43,396,535.43	6.94%	(29)	3.1080	4.030000
Michigan	1	33,000,000.00	5.28%	33	4.8200	2.810000	Retail	23	177,270,387.23	28.34%	28	4.7753	2.179414
Minnesota	1	1,246,205.91	0.20%	31	4.5410	0.830000	Totals	82	625,512,004.67	100.00%	25	4.8902	2.081350
Nevada	3	10,743,344.23	1.72%	28	4.2204	2.423162
New York	11	110,196,535.42	17.62%	1	4.3827	2.458444
North Carolina	6	24,316,597.38	3.89%	30	5.0411	1.748215
Ohio	3	17,008,870.28	2.72%	30	4.5849	1.930186
Oklahoma	1	1,908,571.43	0.31%	27	4.1910	2.390000
Pennsylvania	1	334,034.64	0.05%	31	4.5410	0.830000
South Carolina	1	2,265,714.29	0.36%	27	4.1910	2.390000
Tennessee	1	907,888.95	0.15%	31	4.5410	0.830000
Texas	4	30,351,797.98	4.85%	32	5.2736	1.104993
Utah	2	53,012,565.67	8.48%	32	4.7909	2.066204
Virginia	3	91,869,060.24	14.69%	27	4.9340	2.168732

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	55,541,883.68	8.88%	31	5.3667	NAP	Defeased	6	55,541,883.68	8.88%	31	5.3667	NAP
	4.6000% or less	9	104,565,787.64	16.72%	5	3.8155	2.833941	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	5	63,289,520.76	10.12%	32	4.7031	2.099768	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	7	145,922,577.10	23.33%	29	4.8611	2.400023	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	7	109,629,020.35	17.53%	30	5.1002	1.617412	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	8	80,749,327.82	12.91%	32	5.2863	2.210865	49 months or greater	41	569,970,120.99	91.12%	25	4.8438	2.121334
	5.4001% to 5.6000%	2	31,898,608.25	5.10%	33	5.4118	1.440018	Totals	47	625,512,004.67	100.00%	25	4.8902	2.081350
	5.6001% to 5.8000%	2	26,934,996.73	4.31%	6	5.6755	0.977954
	5.8001% or greater	1	6,980,282.34	1.12%	31	6.2100	0.220000
	Totals	47	625,512,004.67	100.00%	25	4.8902	2.081350
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	55,541,883.68	8.88%	31	5.3667	NAP	Defeased	6	55,541,883.68	8.88%	31	5.3667	NAP
	60 months or less	41	569,970,120.99	91.12%	25	4.8438	2.121334	Interest Only	26	391,923,912.12	62.66%	23	4.6957	2.268270
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	15	178,046,208.87	28.46%	29	5.1697	1.797890
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	625,512,004.67	100.00%	25	4.8902	2.081350	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	625,512,004.67	100.00%	25	4.8902	2.081350
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	55,541,883.68	8.88%	31	5.3667	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	569,970,120.99	91.12%	25	4.8438	2.121334
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	625,512,004.67	100.00%	25	4.8902	2.081350
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2A1	30314765	98	New York	NY	Actual/360	3.108%	67,499.01	23,472.97	0.00	N/A	05/05/23	05/05/26	26,061,394.23	26,037,921.26	10/05/25
1A2A3	30314766				Actual/360	3.108%	44,999.30	15,648.84	0.00	N/A	05/05/23	05/05/26	17,374,247.02	17,358,598.18	10/05/25
2A2	30299974	OF	Richmond	VA	Actual/360	5.066%	113,440.84	45,950.63	0.00	N/A	05/05/28	--	26,871,379.91	26,825,429.28	10/05/25
2A3	30299975				Actual/360	5.066%	75,627.23	30,633.75	0.00	N/A	05/05/28	--	17,914,253.28	17,883,619.53	10/05/25
4A1	30299996	RT	Charlottesville	VA	Actual/360	4.800%	134,222.64	0.00	0.00	N/A	06/06/28	--	33,553,702.77	33,553,702.77	10/06/25
5A1	30314773	LO	Orlando	FL	Actual/360	5.201%	73,364.42	43,682.20	0.00	N/A	06/06/28	--	16,926,996.36	16,883,314.16	10/06/25
5A5	30314777				Actual/360	5.201%	55,023.32	32,761.65	0.00	N/A	06/06/28	--	12,695,246.77	12,662,485.12	10/06/25
6	30314779	OF	Southfield	MI	Actual/360	4.820%	132,550.00	0.00	0.00	N/A	07/01/28	--	33,000,000.00	33,000,000.00	10/01/25
7	30314780	OF	Draper	UT	Actual/360	4.948%	113,656.96	51,773.95	0.00	N/A	06/06/28	--	27,564,339.62	27,512,565.67	10/06/25
8A13	30314786	RT	Various	Various	Actual/360	4.191%	34,925.00	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	10/01/25
8A16	30314788				Actual/360	4.191%	17,462.50	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	10/01/25
8A6	30314783				Actual/360	4.191%	34,925.00	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	10/01/25
8A8	30314784				Actual/360	4.191%	17,462.50	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	10/01/25
9	30501106	RT	Sandy	UT	Actual/360	4.622%	98,206.88	0.00	0.00	N/A	06/06/28	--	25,500,000.00	25,500,000.00	10/06/25
10A222	30314789	Various Various		Various	Actual/360	4.315%	10,099.98	0.00	0.00	N/A	05/01/28	--	2,808,800.00	2,808,800.00	10/01/25
10A23	30314790				Actual/360	4.315%	40,399.91	0.00	0.00	N/A	05/01/28	--	11,235,200.00	11,235,200.00	10/01/25
11A2	30314791	OF	Various	NY	Actual/360	4.894%	57,094.33	0.00	0.00	N/A	05/06/28	--	14,000,000.00	14,000,000.00	10/06/25
11A4	30314792				Actual/360	4.894%	40,781.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	10/06/25
12	30314793	OF	Various	Various	Actual/360	4.541%	64,804.87	0.00	0.00	N/A	05/01/28	--	17,125,268.20	17,125,268.20	10/01/25
13	30314426	RT	Bronx	NY	Actual/360	5.174%	101,324.17	0.00	0.00	N/A	04/05/28	--	23,500,000.00	23,500,000.00	10/05/25
14	30314794	OF	Southlake	TX	Actual/360	5.410%	93,308.18	37,392.90	0.00	N/A	07/06/28	--	20,696,823.89	20,659,430.99	10/06/25
15A1	30314429	LO	Melbourne	FL	Actual/360	5.061%	86,456.58	37,871.27	0.00	N/A	12/05/27	--	20,499,486.18	20,461,614.91	10/05/25
17	30314795	MU	New York	NY	Actual/360	5.650%	90,870.83	0.00	0.00	N/A	07/01/25	--	19,300,000.00	19,300,000.00	09/01/25
18	30501209	LO	Charlotte	NC	Actual/360	5.400%	75,332.73	26,585.11	0.00	N/A	05/06/28	--	16,740,607.49	16,714,022.38	10/06/25
19	30314797	RT	Rochester	NY	Actual/360	5.280%	66,815.14	28,483.75	0.00	N/A	04/01/28	--	15,185,259.72	15,156,775.97	10/01/25
20	30501117	RT	Hampton	VA	Actual/360	4.830%	54,924.87	39,622.74	0.00	N/A	12/01/25	--	13,645,931.40	13,606,308.66	10/01/25
21	30314798	OF	Beltsville	MD	Actual/360	4.760%	56,441.55	28,424.12	0.00	N/A	06/06/28	--	14,228,962.38	14,200,538.26	09/06/25
22	30501056	MU	San Diego	CA	Actual/360	4.907%	58,268.25	0.00	0.00	N/A	06/06/28	--	14,250,000.00	14,250,000.00	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	30314799	RT	Albany	CA	Actual/360	5.149%	59,642.58	0.00	0.00	N/A	06/06/28	--	13,900,000.00	13,900,000.00	10/06/25
24	30314800	LO	Bettendorf	IA	Actual/360	5.415%	50,829.57	24,993.79	0.00	N/A	06/06/28	--	11,264,171.05	11,239,177.26	10/06/25
25	30314801	LO	Excelsior Springs	MO	Actual/360	5.950%	54,648.83	28,713.47	0.00	N/A	05/06/28	--	11,021,613.14	10,992,899.67	10/06/25
27	30314803	RT	Cleveland	OH	Actual/360	4.780%	42,495.28	21,366.49	0.00	N/A	05/06/28	--	10,668,269.89	10,646,903.40	10/06/25
28	30501119	IN	Various	TX	Actual/360	5.222%	44,475.75	19,103.62	0.00	N/A	06/06/28	--	10,220,393.97	10,201,290.35	10/06/25
29	30314804	OF	Sacramento	CA	Actual/360	5.308%	42,107.63	16,251.53	0.00	N/A	07/06/28	--	9,519,433.64	9,503,182.11	10/06/25
30	30501161	IN	Torrance	CA	Actual/360	5.013%	41,774.17	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	10/06/25
31	30314805	LO	Louisville	KY	Actual/360	5.740%	36,619.15	20,574.55	0.00	N/A	04/06/28	--	7,655,571.28	7,634,996.73	10/06/25
32	30314806	RT	Noblesville	IN	Actual/360	4.700%	31,333.33	0.00	0.00	N/A	04/06/28	--	8,000,000.00	8,000,000.00	10/06/25
33	30314807	LO	Lombard	IL	Actual/360	6.210%	36,181.62	11,335.03	0.00	N/A	05/06/28	--	6,991,617.37	6,980,282.34	10/06/25
34	30314808	OF	Mesa	AZ	Actual/360	5.370%	30,590.16	12,503.63	0.00	N/A	06/06/28	--	6,835,791.04	6,823,287.41	10/06/25
35	30501067	RT	Missouri City	TX	Actual/360	5.313%	29,101.35	9,826.51	0.00	N/A	06/06/28	--	6,572,863.15	6,563,036.64	10/06/25
39	30501143	RT	Clinton	UT	Actual/360	5.244%	23,984.14	10,227.53	0.00	N/A	06/06/28	--	5,488,883.96	5,478,656.43	10/06/25
40	30314812	MU	Los Angeles	CA	Actual/360	5.225%	26,560.42	0.00	0.00	N/A	07/06/28	--	6,100,000.00	6,100,000.00	10/06/25
41	30314813	RT	Apache Junction	AZ	Actual/360	4.800%	19,807.66	9,835.93	0.00	N/A	06/01/28	--	4,951,915.03	4,942,079.10	10/01/25
42	30501136	OF	Los Angeles	CA	Actual/360	5.294%	24,263.71	0.00	0.00	N/A	06/06/28	--	5,500,000.00	5,500,000.00	10/06/25
43	30314814	RT	Lakeland	FL	Actual/360	5.086%	18,731.52	8,372.97	0.00	N/A	07/06/28	--	4,419,547.75	4,411,174.78	10/06/25
47	30501093	SS	Clarksville	TN	Actual/360	5.526%	17,124.96	6,647.86	0.00	N/A	06/06/28	--	3,718,909.12	3,712,261.26	10/06/25
48	30314815	RT	Winter Haven	FL	Actual/360	5.094%	11,258.59	5,018.84	0.00	N/A	07/06/28	--	2,652,200.69	2,647,181.85	10/06/25
Totals							2,551,819.08	647,075.63	0.00				626,159,080.30	625,512,004.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A1	33,128,239.00	33,732,856.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2A3	33,128,239.00	33,732,856.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	15,405,398.72	14,576,158.32	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	15,405,398.72	14,576,158.32	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	7,745,386.34	7,381,659.49	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	12,465,129.58	17,422,323.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	12,465,129.58	17,422,323.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,646,398.29	4,982,140.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,116,517.63	4,091,124.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A13	25,337,698.88	23,865,424.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A16	25,337,698.88	23,865,424.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A6	25,337,698.88	23,865,424.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A8	25,337,698.88	23,865,424.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,685,746.65	2,616,715.93	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A222	26,822,384.60	28,656,532.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A23	26,822,384.60	28,656,532.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	4,902,600.05	5,385,844.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	4,902,600.05	5,385,844.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	12,112,692.00	6,610,205.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,081,872.75	5,648,508.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,614,277.44	1,281,608.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	8,329,808.44	4,507,340.23	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,186,375.93	316,183.63	01/01/25	03/31/25	--	0.00	0.00	90,830.62	90,830.62	0.00	0.00
18	2,260,972.72	2,248,632.12	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,398,692.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,357,813.82	0.00	--	--	--	0.00	0.00	84,836.03	84,836.03	0.00	0.00
22	1,353,460.58	1,390,840.88	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	1,233,151.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	251,541.07	2,667,457.28	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,472,116.20	1,469,535.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,015,490.75	998,776.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	408,374.29	151,556.01	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	2,241,821.73	2,521,974.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	844,386.44	68,475.04	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	814,366.60	1,384,740.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	900,657.55	896,436.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	425,318.34	536,001.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	774,592.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	595,738.18	617,474.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	821,449.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	482,264.59	497,109.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	354,969,583.91	347,893,622.97				0.00	0.00	175,666.65	175,666.65	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1A2A1	30314765	23,472.97	Partial Liquidation (Curtailment)	0.00	0.00
1A2A3	30314766	15,648.84	Partial Liquidation (Curtailment)	0.00	0.00
Totals		39,121.81		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	2	43,539,451.66	0	0.00	0	0.00	2	39,121.81	0	0.00	4.890229%	4.875135%	25
09/17/25	0	0.00	0	0.00	0	0.00	2	43,611,987.40	0	0.00	0	0.00	4	10,993,176.70	0	0.00	4.890423%	4.875329%	26
08/15/25	0	0.00	0	0.00	0	0.00	2	36,064,570.08	0	0.00	0	0.00	2	37,152.73	0	0.00	4.880709%	4.865656%	27
07/17/25	0	0.00	0	0.00	0	0.00	2	36,088,421.76	0	0.00	0	0.00	2	38,978.79	0	0.00	4.880887%	4.865835%	28
06/17/25	0	0.00	0	0.00	0	0.00	2	36,114,673.57	0	0.00	0	0.00	3	2,084,536.73	0	0.00	4.881083%	4.866030%	29
05/16/25	0	0.00	0	0.00	0	0.00	2	36,138,293.35	0	0.00	0	0.00	2	1,703,392.12	0	0.00	4.880173%	4.865095%	30
04/17/25	0	0.00	0	0.00	0	0.00	2	36,164,321.74	0	0.00	0	0.00	2	32,176.51	0	0.00	4.875785%	4.860710%	31
03/17/25	0	0.00	0	0.00	0	0.00	2	36,187,711.72	0	0.00	0	0.00	2	37,999.30	0	0.00	4.875974%	4.860899%	32
02/18/25	0	0.00	0	0.00	0	0.00	2	36,218,571.56	0	0.00	0	0.00	3	4,027,710.99	1	22,650,000.00	4.876219%	4.861143%	33
01/17/25	0	0.00	0	0.00	0	0.00	2	36,241,710.45	0	0.00	0	0.00	2	32,038.65	0	0.00	4.895755%	4.880632%	33
12/17/24	0	0.00	0	0.00	0	0.00	2	36,264,742.24	0	0.00	0	0.00	2	33,956.68	0	0.00	4.895916%	4.880793%	34
11/18/24	0	0.00	0	0.00	0	0.00	2	36,290,204.16	0	0.00	0	0.00	2	31,951.66	0	0.00	4.896092%	4.880969%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	30314795	09/01/25	0	5	90,830.62	90,830.62	0.00	19,300,000.00	09/03/25	1
21	30314798	09/06/25	0	B	84,836.03	84,836.03	0.00	14,228,962.38
Totals					175,666.65	175,666.65	0.00	33,528,962.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		19,300,000	0	19,300,000		0
0 - 6 Months		13,606,309	13,606,309	0		0
7 - 12 Months		43,396,519	43,396,519	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		549,209,177	505,669,725	0		43,539,452
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	625,512,005	625,512,005	0	0	0	0
Sep-25	626,159,080	626,159,080	0	0	0	0
Aug-25	637,712,586	637,712,586	0	0	0	0
Jul-25	638,307,522	638,307,522	0	0	0	0
Jun-25	638,946,861	595,397,912	0	0	43,548,949	0
May-25	641,583,917	641,583,917	0	0	0	0
Apr-25	643,882,597	643,882,597	0	0	0	0
Mar-25	644,462,075	644,462,075	0	0	0	0
Feb-25	645,181,271	645,181,271	0	0	0	0
Jan-25	672,400,697	672,400,697	0	0	0	0
Dec-24	672,971,988	672,971,988	0	0	0	0
Nov-24	673,588,453	673,588,453	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A2	30299974	26,825,429.28	26,825,429.28	200,800,000.00	02/13/18	13,783,802.32	1.49000	06/30/25	05/05/28	270
2A3	30299975	17,883,619.53	17,883,619.53	200,800,000.00	02/13/18	13,783,802.32	1.49000	06/30/25	05/05/28	270
17	30314795	19,300,000.00	19,300,000.00	15,500,000.00	12/03/20	298,710.38	1.08000	03/31/25	07/01/25	I/O
20	30501117	13,606,308.66	13,606,308.66	28,800,000.00	04/10/18	1,351,499.07	1.19000	12/31/24	12/01/25	211
Totals		77,615,357.47	77,615,357.47	445,900,000.00		29,217,814.09

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2A2	30299974	OF	VA	01/24/24	98

10/14/2025 - Loan transferred to SS on 1/24/24 due to failure to comply with Excess Cash requirements. Collateral is comprised of 2, adjacent, Class A, 21-story office towers totaling 950K SF in Richmond, VA. Occupany is 78% as of 6/30/25.

Cash management is in place and cash flow sweep is active. Special Servicer has engaged legal counsel; however, PNA has not been executed. Largest tenant had a lease expiration of 6/30/25 has exercised its 5 year renewal option to

6/30/30 and the lease renewal has been executed. Second largest tenant, which had been dark since 2022, vacated the property upon lease expiration on 8/31/25, dropping the occupancy to 63%. Receiver was appointed on 8/26/25 and

Special Servicer continues to review Lender's rights and remedies.
2A3	30299975	Various	Various	01/24/24	98
10/14/2025 - Please refer to commentary on loan 30299974

17	30314795	MU	NY	09/03/25	1
10/14/2025 - Loan transferred to special servicing, effective 9/3/25, due to maturity default. The Loan matured on 7/1/2025.

Borrower and SS are negotiating terms of short-term forbearance agreement in order to give Borrower sufficient time to repay the loan in full. Should the negotiations fail to result in a settlement that is acceptable to all parties, SS will direct counsel to initiate foreclosure and/or seek the appointment of a receiver.
20	30501117	RT	VA	07/14/25	2

10/14/2025 - Loan transferred to special servicing, effective July 14, 2025, due to imminent monetary default. Prior to the transfer, Borrower indicated that they would like to facilitate an orderly transition of title given that the largest tenant at the property filed bankruptcy and subsequently vacated their premises. Loan remains payment current and is due for the November 2025 payment.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A2A1	30314765	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
1A2A3	30314766	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
4A1	30299996	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
4A1	30299996	0.00	4.80028%	0.00	4.80028%	8	11/17/20	04/01/20	10/30/20
5A1	30314773	19,171,106.35	5.20100%	19,171,106.35	5.20100%	8	09/23/20	09/23/20	10/07/20
5A1	30314773	0.00	5.20100%	0.00	5.20100%	8	10/07/20	09/23/20	09/23/20
5A5	30314777	14,378,329.63	5.20100%	14,378,329.63	5.20100%	8	09/23/20	09/23/20	10/07/20
5A5	30314777	0.00	5.20100%	0.00	5.20100%	8	10/07/20	09/23/20	09/23/20
13	30314426	23,500,000.00	5.17400%	23,500,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
13	30314426	0.00	5.17400%	0.00	5.17400%	10	10/30/20	10/22/20	10/22/20
17	30314795	0.00	5.65000%	0.00	5.65000%	10	07/02/21	07/02/21	07/16/21
17	30314795	0.00	5.65000%	0.00	5.65000%	10	07/16/21	07/02/21	07/02/21
17	30314795	0.00	5.65000%	0.00	5.65000%	8	11/30/23	11/30/23	02/01/24
18	30501209	0.00	5.40000%	0.00	5.40000%	10	02/12/21	02/12/21	03/09/21
18	30501209	0.00	5.40000%	0.00	5.40000%	10	03/09/21	02/12/21	02/12/21
24	30314800	12,534,829.92	5.41500%	12,534,829.92	5.41500%	8	09/16/20	09/16/20	09/24/20
24	30314800	0.00	5.41500%	0.00	5.41500%	8	09/24/20	09/16/20	09/16/20
25	30314801	0.00	5.95000%	0.00	5.95000%	8	07/07/22	07/07/22	08/18/22
25	30314801	0.00	5.95000%	0.00	5.95000%	8	08/18/22	07/07/22	07/07/22
31	30314805	0.00	5.74000%	0.00	5.74000%	10	03/19/21	03/19/21	04/08/21
31	30314805	0.00	5.74000%	0.00	5.74000%	10	04/08/21	03/19/21	03/19/21
37	30314810	0.00	6.25000%	0.00	6.25000%	10	11/06/20	10/01/20	12/10/20
Totals		69,584,265.90		69,584,265.90
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	30314810	12/16/22	5,992,655.88	4,325,000.00	5,151,898.18	1,574,926.00	5,000,000.00	3,425,074.00	2,567,581.88	0.00	4,889.60	2,562,692.28	39.42%
38	30314811	12/16/22	6,250,000.00	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
44	30501206	10/17/22	4,360,648.60	6,630,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
46	30501144	03/17/23	4,030,314.53	3,550,000.00	1,654,364.33	1,452,917.81	1,654,364.33	201,446.52	3,828,868.02	0.00	87,990.72	3,740,877.30	86.99%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			20,633,619.01	27,505,000.00	6,806,262.51	3,027,843.81	6,654,364.33	3,626,520.52	6,396,449.90	0.00	92,880.32	6,303,569.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	30314810	09/15/23	0.00	0.00	2,562,692.28	0.00	0.00	(4,889.60)	0.00	0.00	2,562,692.28
		12/16/22	0.00	0.00	2,567,581.88	0.00	0.00	2,567,581.88	0.00	0.00
38	30314811	12/27/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	30501206	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	30501144	08/16/24	0.00	0.00	3,740,877.30	0.00	0.00	(8,528.94)	0.00	0.00	3,740,877.30
		08/17/23	0.00	0.00	3,749,406.24	0.00	0.00	(79,461.78)	0.00	0.00
		03/17/23	0.00	0.00	3,828,868.02	0.00	0.00	3,828,868.02	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,303,569.58	0.00	0.00	6,303,569.58	0.00	0.00	6,303,569.58

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A2	0.00	0.00	5,598.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	3,732.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	1,030.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	(1.61)	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	129.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	160.68	0.00	0.00	0.00
Total	0.00	0.00	19,330.34	0.00	1,030.13	0.00	0.00	0.00	288.07	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		20,648.54

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C11transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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